Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 81,656	$ 57,048
Preferred share par value (in USD per share)	$ 0.0001	$ 0.0001
Preferred shares authorized (in shares)	1,000,000	1,000,000
Preferred shares issued (in shares)	0	0
Preferred shares outstanding (in shares)	0	0
Common stock par value (in USD per share)	$ 0.0001	$ 0.0001
Common stock authorized (in shares)	500,000,000	500,000,000
Common stock issued (in shares)	189,967,135	207,951,682
Common stock outstanding (in shares)	189,967,135	207,951,682